Basis of presentation and accounting policies (Details 7) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Assets as per the statement of financial position
Total assets as per the statement of financial position		$ 586,569		$ 683,553
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position		2,209,457		2,685,007
Borrowings
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position		1,126,658		1,486,445
Trade payables and other liabilities
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position		1,082,799		1,198,562
Trade receivables
Assets as per the statement of financial position
Total assets as per the statement of financial position		118,316		126,078
Other receivables
Assets as per the statement of financial position
Total assets as per the statement of financial position		136,698		293,578
Other financial assets
Assets as per the statement of financial position
Total assets as per the statement of financial position		86,690	[1]	42,296
Cash and cash equivalents
Assets as per the statement of financial position
Total assets as per the statement of financial position		244,865		221,601
Liabilities at fair value through profit and loss
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position		0		0
Liabilities at fair value through profit and loss | Borrowings
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position		0		0
Liabilities at fair value through profit and loss | Trade payables and other liabilities
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position		0		0
Liabilities at amortized cost
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position		2,209,457		2,685,007
Liabilities at amortized cost | Borrowings
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position		1,126,658		1,486,445	[2]
Liabilities at amortized cost | Trade payables and other liabilities
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position		1,082,799		1,198,562	[2]
Liabilities at amortized cost | Impact of adopting IFRS 9 | Borrowings
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position	[2]	1,486,445
Liabilities at amortized cost | Impact of adopting IFRS 9 | Trade payables and other liabilities
Liabilities as per the statement of financial position
Total liabilities as per the statement of financial position	[2]	1,198,562
Assets at fair value through profit and loss
Assets as per the statement of financial position
Total assets as per the statement of financial position		41,379		16,214
Assets at fair value through profit and loss | Trade receivables
Assets as per the statement of financial position
Total assets as per the statement of financial position		0		0
Assets at fair value through profit and loss | Other receivables
Assets as per the statement of financial position
Total assets as per the statement of financial position		0		0
Assets at fair value through profit and loss | Other financial assets
Assets as per the statement of financial position
Total assets as per the statement of financial position		41,379	[1]	16,214	[3]
Assets at fair value through profit and loss | Cash and cash equivalents
Assets as per the statement of financial position
Total assets as per the statement of financial position		0		0
Assets at fair value through profit and loss | Impact of adopting IFRS 9 | Other financial assets
Assets as per the statement of financial position
Total assets as per the statement of financial position	[3]	16,214
Assets at amortized cost
Assets as per the statement of financial position
Total assets as per the statement of financial position		545,190		667,339
Assets at amortized cost | Trade receivables
Assets as per the statement of financial position
Total assets as per the statement of financial position		118,316		126,078	[2]
Assets at amortized cost | Other receivables
Assets as per the statement of financial position
Total assets as per the statement of financial position		136,698		293,578	[2]
Assets at amortized cost | Other financial assets
Assets as per the statement of financial position
Total assets as per the statement of financial position		45,311	[1]	26,082	[2]
Assets at amortized cost | Cash and cash equivalents
Assets as per the statement of financial position
Total assets as per the statement of financial position		244,865		$ 221,601	[2]
Assets at amortized cost | Impact of adopting IFRS 9 | Trade receivables
Assets as per the statement of financial position
Total assets as per the statement of financial position	[2]	129,943
Difference in Trade receivables	[2]	3,865
Assets at amortized cost | Impact of adopting IFRS 9 | Other receivables
Assets as per the statement of financial position
Total assets as per the statement of financial position	[2]	293,578
Assets at amortized cost | Impact of adopting IFRS 9 | Other financial assets
Assets as per the statement of financial position
Total assets as per the statement of financial position	[2]	26,082
Assets at amortized cost | Impact of adopting IFRS 9 | Cash and cash equivalents
Assets as per the statement of financial position
Total assets as per the statement of financial position	[2]	$ 221,601

[1]	Other financial assets measured at fair value are Level 1 hierarchy.
[2]	AC = financial instruments measured at amortized cost
[3]	FVPL = financial instruments measured at fair value through profit or loss